Deferred revenue (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / oz $ / OZ	Dec. 31, 2021 USD ($) $ / oz $ / OZ
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stream deposit		$ 4,000
Amortization of deferred revenue - variable consideration adjustments - prior periods	$ 959	1,617
Variable consideration adjustment - increase (decrease) of finance expense	$ (940)	$ 594
Stream transactions with 777 mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / oz	1,584	1,578
Drawdown rate for silver | $ / oz	31.28	30.38
Discount rate on streaming agreement	9.00%
Peru Stream Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / OZ	734	791
Drawdown rate for silver | $ / OZ	14.95	17.47
Description of increased fixed gold recoveries	The amendment eliminates the requirement to deliver 8,020 ounces of gold to Wheaton for not mining four million tonnes of ore from the Pampacancha deposit by June 30, 2021. In consideration for the elimination of this delivery obligation, Hudbay has agreed to increase the fixed gold recoveries that apply to Constancia ore production from 55% to 70% until December 31, 2025, which matches the fixed recovery rate that applies to Pampacancha production.
Stream deposit		$ 4,000